Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000183992
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Investor Class
Trading Symbol	TUHYX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the B rating tier contributed to relative results, as did our underweight to BBs.

  Relative to the style-specific benchmark, the fund’s weakest results were in the media, retail, and telecommunications industries. Our positioning in the CCC rating tier held back relative gains. Our overweight to the B rating tier and selection among BBs detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We expected more income-driven returns due to very tight spread levels and limited room for capital appreciation. As such, we sought to position the portfolio with a current yield advantage versus the index in an effort to outperform while being cognizant of risk as very tight spread levels did not justify excessive risk taking, in our view. Within the higher-quality rating tiers, we remained underweight BBs and overweight Bs in accordance with our emphasis on current yield. We continued to consider bank loans alongside bonds when looking to optimize our positioning within an issuer’s capital structure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/19/17	10,000	10,000	10,000
5/31/17	10,036	10,032	10,044
8/31/17	10,198	10,156	10,168
11/30/17	10,334	10,100	10,272
2/28/18	10,374	9,935	10,271
5/31/18	10,268	9,995	10,274
8/31/18	10,498	10,049	10,500
11/30/18	10,290	9,965	10,294
2/28/19	10,641	10,250	10,708
5/31/19	10,772	10,635	10,825
8/31/19	11,151	11,071	11,191
11/30/19	11,348	11,040	11,283
2/29/20	11,412	11,447	11,341
5/31/20	11,141	11,636	10,858
8/31/20	11,833	11,788	11,596
11/30/20	12,224	11,844	11,990
2/28/21	12,485	11,605	12,308
5/31/21	12,694	11,589	12,501
8/31/21	12,889	11,778	12,786
11/30/21	12,754	11,708	12,634
2/28/22	12,530	11,299	12,407
5/31/22	11,695	10,636	11,875
8/31/22	11,298	10,422	11,452
11/30/22	11,163	10,204	11,515
2/28/23	11,526	10,200	11,723
5/31/23	11,565	10,408	11,855
8/31/23	12,151	10,298	12,257
11/30/23	12,209	10,325	12,507
2/29/24	12,757	10,540	13,010
5/31/24	12,988	10,544	13,181
8/31/24	13,404	11,049	13,785
11/30/24	13,694	11,035	14,093
2/28/25	13,944	11,152	14,319
5/31/25	13,996	11,120	14,404

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/19/17
U.S. High Yield Fund (Investor Class)	7.76%	4.67%	4.27%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.33
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	9.28	5.81	4.65

Performance Inception Date	May 19, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 516,024,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,512,000
InvestmentCompanyPortfolioTurnover	88.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$516,024 Number of Portfolio Holdings98
Holdings [Text Block]
Corporate Bonds	85.9%
Bank Loans	8.4
Preferred Stocks	0.6
Short-Term and Other	5.1

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
Osaic Holdings	1.9
Enbridge	1.9
Six Flags Entertainment	1.9
Aretec Group	1.8
DISH Network	1.8
Heartland Dental	1.8
HLF Financing	1.6
Avis Budget Car Rental	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183993
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Advisor Class
Trading Symbol	TUHAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the B rating tier contributed to relative results, as did our underweight to BBs.

  Relative to the style-specific benchmark, the fund’s weakest results were in the media, retail, and telecommunications industries. Our positioning in the CCC rating tier held back relative gains. Our overweight to the B rating tier and selection among BBs detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We expected more income-driven returns due to very tight spread levels and limited room for capital appreciation. As such, we sought to position the portfolio with a current yield advantage versus the index in an effort to outperform while being cognizant of risk as very tight spread levels did not justify excessive risk taking, in our view. Within the higher-quality rating tiers, we remained underweight BBs and overweight Bs in accordance with our emphasis on current yield. We continued to consider bank loans alongside bonds when looking to optimize our positioning within an issuer’s capital structure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,649	9,945	9,614
2015	9,509	9,988	9,408
2016	9,358	10,164	9,062
2016	9,933	10,299	9,912
2016	10,478	10,539	10,501
2016	10,644	10,205	10,560
2017	11,190	10,308	11,082
2017	11,396	10,462	11,284
2017	11,572	10,591	11,423
2017	11,724	10,533	11,540
2018	11,765	10,360	11,539
2018	11,640	10,423	11,542
2018	11,896	10,480	11,797
2018	11,656	10,391	11,565
2019	12,037	10,689	12,030
2019	12,193	11,090	12,162
2019	12,605	11,546	12,573
2019	12,823	11,513	12,676
2020	12,891	11,937	12,741
2020	12,580	12,134	12,198
2020	13,357	12,293	13,028
2020	13,793	12,351	13,470
2021	14,082	12,102	13,828
2021	14,313	12,085	14,044
2021	14,527	12,283	14,364
2021	14,369	12,209	14,194
2022	14,111	11,782	13,939
2022	13,150	11,091	13,341
2022	12,728	10,868	12,866
2022	12,556	10,641	12,936
2023	12,958	10,637	13,171
2023	12,997	10,854	13,319
2023	13,652	10,738	13,770
2023	13,711	10,767	14,051
2024	14,321	10,991	14,616
2024	14,576	10,995	14,808
2024	15,037	11,522	15,487
2024	15,357	11,507	15,833
2025	15,631	11,629	16,086
2025	15,683	11,596	16,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. High Yield Fund (Advisor Class)	7.60%	4.51%	4.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	9.28	5.81	4.93

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 516,024,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,512,000
InvestmentCompanyPortfolioTurnover	88.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$516,024 Number of Portfolio Holdings98
Holdings [Text Block]
Corporate Bonds	85.9%
Bank Loans	8.4
Preferred Stocks	0.6
Short-Term and Other	5.1

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
Osaic Holdings	1.9
Enbridge	1.9
Six Flags Entertainment	1.9
Aretec Group	1.8
DISH Network	1.8
Heartland Dental	1.8
HLF Financing	1.6
Avis Budget Car Rental	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183994
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	I Class
Trading Symbol	TUHIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the B rating tier contributed to relative results, as did our underweight to BBs.

  Relative to the style-specific benchmark, the fund’s weakest results were in the media, retail, and telecommunications industries. Our positioning in the CCC rating tier held back relative gains. Our overweight to the B rating tier and selection among BBs detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We expected more income-driven returns due to very tight spread levels and limited room for capital appreciation. As such, we sought to position the portfolio with a current yield advantage versus the index in an effort to outperform while being cognizant of risk as very tight spread levels did not justify excessive risk taking, in our view. Within the higher-quality rating tiers, we remained underweight BBs and overweight Bs in accordance with our emphasis on current yield. We continued to consider bank loans alongside bonds when looking to optimize our positioning within an issuer’s capital structure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2015	482,857	497,271	480,703
2015	476,228	499,395	470,378
2016	469,079	508,211	453,098
2016	497,634	514,974	495,582
2016	525,196	526,938	525,047
2016	533,863	510,240	528,004
2017	561,744	515,403	554,117
2017	572,556	523,104	564,185
2017	581,863	529,534	571,158
2017	589,982	526,640	576,989
2018	592,485	518,006	576,951
2018	586,595	521,144	577,122
2018	599,990	523,977	589,827
2018	588,229	519,572	578,238
2019	608,588	534,426	601,519
2019	616,304	554,499	608,082
2019	638,287	577,278	628,627
2019	649,137	575,640	633,811
2020	653,058	596,862	637,057
2020	638,340	606,708	609,922
2020	677,677	614,648	651,382
2020	700,398	617,569	673,495
2021	715,629	605,119	691,379
2021	727,941	604,252	702,204
2021	739,427	614,130	718,204
2021	731,144	610,445	709,709
2022	719,176	589,119	696,936
2022	671,204	554,570	667,063
2022	649,250	543,407	643,280
2022	641,629	532,067	646,824
2023	661,915	531,845	658,534
2023	665,166	542,687	665,936
2023	699,246	536,923	688,482
2023	701,911	538,344	702,568
2024	733,770	549,541	730,793
2024	748,253	549,772	740,411
2024	771,618	576,100	774,352
2024	788,616	575,355	791,637
2025	803,305	581,460	804,323
2025	806,500	579,783	809,091

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. High Yield Fund (I Class)	7.78%	4.79%	4.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	9.28	5.81	4.93

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 516,024,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,512,000
InvestmentCompanyPortfolioTurnover	88.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$516,024 Number of Portfolio Holdings98
Holdings [Text Block]
Corporate Bonds	85.9%
Bank Loans	8.4
Preferred Stocks	0.6
Short-Term and Other	5.1

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
Osaic Holdings	1.9
Enbridge	1.9
Six Flags Entertainment	1.9
Aretec Group	1.8
DISH Network	1.8
Heartland Dental	1.8
HLF Financing	1.6
Avis Budget Car Rental	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless